Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss Per Share
19.
NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2023, 2024 and 2025 are calculated as follow:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net loss attributable to the Yatsen Holding Limited’s shareholders	(747,763)	(708,174)	(80,868)

Denominator:
Denominator for basic and diluted calculation—weighted average number of ordinary shares outstanding	2,195,818,231	2,025,072,131	1,862,554,166
Net loss per ordinary share
—Basic	(0.34)	(0.35)	(0.04)
—Diluted	(0.34)	(0.35)	(0.04)

For the years ended December 31, 2023, 2024 and 2025, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the years prescribed.

	Year ended December 31,
	2023	2024	2025
Shares issuable upon exercise of share options	335,091,531	277,244,735	209,526,581